LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF LONG-TERM DEBT

The following is a summary of the long-term debt as of December 31, 2021 and 2020:

		December 31, 2021	December 31, 2020
Other debt – in default	(a)	$6,000	$6,000
Yukti Securities Private Limited	(b)	-	4,547
Auto loan – ICICI Bank	(d)	11,062	18,539
Baxter Credit Union	(e)	99,975	99,911
UGECL	(f)	49,776	54,563
USA Bank PPP	(g)	-	10,057
Loan Builder	(h)	22,321	-
Satin	(c)	55,890	-
SBA - Rohuma		10,000	-
Total		$255,024	$193,617
Current portion		(218,972)	(133,761)
Long-term debt, net of current portion		$36,052	$59,856

(a)	Note payable to an individual for $7,500, issued in May 2018 as consideration for services, due in June 2018, and bearing no interest. During the year ended December 31, 2018, the Company made a payment of $1,500 against the note and the Company has withheld payment of the remaining amount pending receipt of amounts due from the service provider.

(b)	Loan payable to Yukti Securities Private Limited is an unsecured loan which is due on demand. Was repaid in 2021.

(c)	Unsecured amount due from a customer.

(d)	Loan payable with ICICI Bank, secured by the vehicle the loan was taken for. Payments are monthly at $752, through maturity in May 2023. Of the amount outstanding, the following represents the maturity: Current (2022) $4,877; long-term (2023) $6,186.

(e)	Revolving loan in the amount of $100,000 at 4% interest per annum due December 30, 2020. The loan was renegotiated for a balance of $99,975 with similar terms at 4% interest per annum and is guaranteed by the CEO of the Company.

(f)	COVID line of credit from UGECL up to 4,000,000 INR in India, term of 48 months, interest only at 7.5% annual rate for first 12 months, then 36 equal instalments through maturity. Current (2022) $19,910; long-term (2023) $19,910 and (2024) $9,956.

(g)	PPP loan from USA Bank, with interest accruing at 1% per annum. Original amount of $34,697 had $24,640 forgiven in December 2020, with the remaining $10,057 due in five years In February 2021, the Company was notified that the entire balance of the PPP loan has been forgiven.

(h)	$50,000 unsecured loan due in 52 weekly payments of $1,057.94 inclusive of interest at approximately 10%.